Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Long-Term Debt
6. Long-Term Debt

5. Long-Term Debt

In February 2017, the Company entered into a Loan and Security Agreement with Silicon Valley Bank (“SVB”) whereas SVB agreed to provide term loans to the Company in two tranches. The first tranche of $2,500,000 was drawn in February 2017 and bore interest at a rate of 1.5% above the prime rate, which was 3.25% as of December 31, 2020, with principal and interest payable monthly through February 9, 2021. The second tranche was not utilized.

In connection with the Loan and Security Agreement, SVB also received warrant units to purchase, at any time after February 9, 2017 and prior to February 9, 2027, 187,978 Series 1a Preferred Units or the equivalent Series A Preferred Units had they purchased Series 1a Preferred Units, if Series A Preferred Units are issued, at a price of $1.00 per unit. The estimated fair value of these warrant units of $104,630 (See Note 6 - Equity Securities), as well as costs associated with the term loan, including provision for a final payment of $225,000, were recorded as a discount to outstanding debt and amortized to interest expense utilizing the effective interest method over the underlying term of the loan.

In June 2019, the Company and SVB entered into a First Amendment to the Loan and Security Agreement whereby if the Company did not achieve certain capital milestones by December 1, 2019, term loan principal payments would be deferred from December 21, 2019 through May 1, 2020 with the deferred principal payments being payable in equal monthly installments, in addition to those principal payments already scheduled to be paid, starting on June 1, 2020 and extending through the February 9, 2021 maturity date of the term loan. In addition, if those principal payments were deferred for that six-month period, a non-refundable amendment fee of $100,000 would be due and payable on the earliest to occur of the maturity date, the prepayment of the term loan or the occurrence of an event of default. The capital milestones were not achieved by December 1, 2019 and, therefore, the defined principal repayments were deferred.

The non-refundable amendment fee of $100,000, as well as $12,280 of costs associated with the amendment, were recorded as a discount to outstanding debt and were amortized to interest expense utilizing the effective interest method over the remaining underlying term of the loan.

In January and February 2021, the company paid the final principal payments of $231,482 under the SVB Loan and Security Agreement. The Company also paid the final payment fee of $225,000 in February 2021 and the amendment fee of $100,000 in March 2021.

As of September 30, 2021, the Company had no long-term debt outstanding.

Paycheck Protection Program

On April 22, 2020, the Company received proceeds of a $133,592 loan from SVB under provisions of the Small Business Administration Paycheck Protection Program (“PPP”). This loan was forgiven in December 2020 under provisions of the PPP.

6.	Long-Term Debt

In February 2017, the Company entered into a Loan and Security Agreement with Silicon Valley Bank (SVB) whereas SVB agreed to provide term loans to the Company in two tranches. The first tranche of $2,500,000 was drawn in February 2017 and bears interest at a rate of 1.5% above the prime rate, which was 3.25% as of December 31, 2020, payable monthly through February 9, 2021. The second tranche was not utilized.

In connection with the Loan and Security Agreement, SVB also received warrant units to purchase, at any time after February 9, 2017 and prior to February 9, 2027, 187,978 Series 1a Preferred Units or the equivalent Series A Preferred Units had they purchased Series 1a Preferred Units, if Series A Preferred Units are issued, at a price of $1.00 per unit. The estimated fair value of these warrant units of $104,630 (See Note 8), as well as costs associated with the term loan, including provision for a final payment of $225,000, was recorded as a discount to outstanding debt and is being amortized to interest expense utilizing the effective interest method over the underlying term of the loan.

In June 2019, the Company and SVB entered into a First Amendment to the Loan and Security Agreement whereby if the Company did not achieve certain capital milestones by December 1, 2019, Term Loan principal payments would be deferred from December 21, 2019 through May 1, 2020 with the deferred principal payments being payable in equal monthly installments, in addition to those principal payments already scheduled to be paid, starting on June 1, 2020 and extending through the February 9, 2021 maturity date of the Term Loan. In addition, if those principal payments were deferred for that six-month period, a non-refundable amendment fee of $100,000 would be due and payable on the earliest to occur of the Maturity Date, the prepayment of the Term Loan or the occurrence of an Event of Default. The capital milestones were not achieved by December 1, 2019 and, therefore, the defined principal repayments were deferred.

The non-refundable amendment fee of $100,000, as well as $12,280 of costs associated with the amendment, have been recorded as a discount to outstanding debt and are being amortized to interest expense utilizing the effective interest method over the remaining underlying term of the loan.

Pursuant to the Loan and Security Agreement, the Company is bound by certain affirmative and negative covenants setting forth actions that must and must not take place during the term thereof. Upon the occurrence of an event of default under the Loan and Security Agreement, subject to cure periods for certain events of default, all amounts owed by the Company thereunder shall begin to bear interest at a rate of 5.0% above the rate that is otherwise applicable thereto and may be declared immediately due and payable by SVB. As of December 31, 2020, the Company was in compliance with all covenants. In addition, in accordance with the terms of the First Amendment, SVB was granted a lien on all of the Company’s intellectual property rights.

Future principal payments of $231,482 under the Term Loan payable as of December 31, 2020 were due and paid in January and February 2021 (See Note 13 - Subsequent Events).

Payroll Protection Program

On April 22, 2020, the Company received proceeds of a $133,592 loan from SVB under provisions of the Small Business Administration Payroll Protection Program (PPP). This loan was forgiven in December 2020 under provisions of the PPP and the gain is included in other income on the statement of operations and comprehensive loss.